Property, Plant, Equipment and Mine Development (Notes)	3 Months Ended
Mar. 31, 2015
Property, Plant, Equipment and Mine Development [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property, Plant, Equipment and Mine Development
Property, plant, equipment and mine development, net, as of March 31, 2015 and December 31, 2014 consisted of the following:

	March 31, 2015	December 31, 2014
	(Dollars in millions)
Land and coal interests	$11,029.8	$11,021.1
Buildings and improvements	1,599.3	1,569.1
Machinery and equipment	2,662.2	2,685.7
Less: Accumulated depreciation, depletion and amortization	(4,839.5)	(4,698.6)
Total, net	$10,451.8	$10,577.3